Capital and financial risk management - Changes in assets and liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in assets and liabilities arising from financing activities
Balance at the beginning	€ 54,390	€ 62,276
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	4,680	1,533
Repayment of borrowings	(12,963)	(10,106)
Net movement in short-term borrowings	78	(1,636)
Net movement in derivatives	404	144
Interest paid	(2,705)	(2,330)
Purchase of treasury shares	(1,868)
Other		(493)
Non-cash movements
Fair value movements	(45)	2,233
Foreign exchange	178	(169)
Interest costs	1,883	2,440
Lease additions	4,361	3,915
Transfer of assets and liabilities held for sale		(3,479)
Other	2,750	62
Balance at the end	51,143	54,390
Total borrowings
Changes in assets and liabilities arising from financing activities
Balance at the beginning	56,987	66,390
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	4,680	1,533
Repayment of borrowings	(12,963)	(10,106)
Net movement in short-term borrowings	78	(1,636)
Interest paid	(2,975)	(2,531)
Purchase of treasury shares	0
Non-cash movements
Fair value movements	0
Foreign exchange	121	61
Interest costs	2,196	2,766
Lease additions	4,361	3,915
Transfer of assets and liabilities held for sale		(3,455)
Other	658	50
Balance at the end	53,143	56,987
Derivative assets and liabilities
Changes in assets and liabilities arising from financing activities
Balance at the beginning	(2,702)	(4,702)
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Net movement in derivatives	404	144
Interest paid	348	272
Purchase of treasury shares	0
Non-cash movements
Fair value movements	(45)	2,233
Foreign exchange	61	(231)
Interest costs	(356)	(395)
Lease additions	0
Transfer of assets and liabilities held for sale		(23)
Other	(1)	0
Balance at the end	(2,291)	(2,702)
Financial liabilities under put options
Changes in assets and liabilities arising from financing activities
Balance at the beginning	0	485
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	4	(17)
Purchase of treasury shares	0
Other		(493)
Non-cash movements
Fair value movements	0
Interest costs	0	13
Lease additions	0
Other	93	12
Balance at the end	97	0
Other liabilities
Changes in assets and liabilities arising from financing activities
Balance at the beginning	105	103
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(82)	(54)
Purchase of treasury shares	(1,868)
Non-cash movements
Fair value movements	0
Foreign exchange	(4)	1
Interest costs	43	56
Lease additions	0
Transfer of assets and liabilities held for sale		(1)
Other	2,000
Balance at the end	194	105
Discontinued Operations
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Repayment of borrowings	0	1,136
Interest paid	0	103
Non-cash movements
Interest costs	€ 0	€ 111